VESSELS UNDER CAPITAL LEASE, NET	6 Months Ended
Jun. 30, 2018
Leases [Abstract]
VESSELS UNDER CAPITAL LEASE, NET
VESSELS UNDER CAPITAL LEASE, NET

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2017	358,995	(107,297)	251,698
Lease termination	(22,443)	4,943
Depreciation		(15,827)
Balance at June 30, 2018	336,552	(118,181)	218,371

In February 2018, the Company agreed with Ship Finance International Limited ("Ship Finance") to terminate the long-term charter for the 1998-built VLCC Front Circassia upon the sale and delivery of the vessel by Ship Finance to an unrelated third party. The charter with Ship Finance terminated in February and the charter counter-party Frontline Shipping Limited (“FSL”); a non-recourse subsidiary of Frontline; has agreed to pay a compensation of approximately $8.9 million for the termination of the charter to Ship Finance. The termination has reduced obligations under capital leases by approx. $20.6 million. The Company has recorded a loss on termination, including this termination payment, of $5.8 million in the six months ended June 30, 2018.